Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 6.7%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$416	$ 409,720
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	305	301,243
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	525	481,556
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	65	59,334
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	811	787,336
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,511,627
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	872,247
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	825	820,185
Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,370	1,329,578
Series 2021-A, Class C, 4.59%, 5/15/26(1)	375	356,822
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	685,669
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	163	156,394
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	980,504
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	217,758
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	1,908,029
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	125	123,462
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	773,657
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	124	119,919
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	125	113,418
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,060	948,951
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	159	154,837
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,280	1,235,139
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	342	330,463
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	636	553,990
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	428	390,499
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	632	603,739
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	777	753,505
Series 2021-3, Class B, 0.76%, 2/26/29(1)	713	688,975
Security	Principal Amount (000's omitted)	Value
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	$949	$ 934,803
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	235	196,760
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	113	88,729
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	107	106,426
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	480	406,986
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	453	434,685
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,095	1,016,963
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	53	53,401
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	124	112,406
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	101	93,315
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	254	220,460
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	367	324,094
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	623	538,443
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	1,527	1,405,414
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	211	186,077
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	131	116,912
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	985	859,415
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,836	1,716,943
OneMain Financial Issuance Trust:
Series 2016-3A, Class A, 3.83%, 6/18/31(1)	5	5,167
Series 2020-1A, Class A, 3.84%, 5/14/32(1)	887	884,350
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,400	1,380,712
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	265	249,486
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	1,690	1,667,260
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	979	908,615
Series 2021-B, Class C, 3.65%, 5/8/31(1)	178	166,943
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,100	4,722,006
Series 2021-C, Class B, 2.67%, 10/8/31(1)	530	485,733
Series 2021-C, Class C, 3.61%, 10/8/31(1)	105	94,320
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	305	302,909
Series 2021-2, 3.00%, 1/25/29(1)	1,040	985,624
Series 2021-3, Class A, 1.15%, 5/15/29(1)	2,360	2,295,589
Series 2021-5, Class A, 1.53%, 8/15/29(1)	1,768	1,712,495
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	499	474,736
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	69	67,659

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer, LLC: (continued)
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	$614	$ 548,013
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	136	135,241
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/23, 10/15/49(1)(3)	1,000	984,967
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	350	302,414
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	441	370,471
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	2,007	1,878,144
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	355	344,272
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,136	1,077,892
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	707	657,564
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	4,796	4,760,871
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	389,728
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	961	883,304
Sunnova Helios II Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,252	1,094,054
Series 2021-A, Class B, 3.15%, 2/20/48(1)	420	357,576
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,424	1,224,839
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	239	212,449
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	466	423,927
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	433	407,711
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	706	593,573
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	2,075	1,979,771
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	311	292,938
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	741	696,654
Theorem Funding Trust:
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	275	273,972
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	875	855,075
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	174	159,651
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	71,862
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	930	901,178
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	305	299,544
Security	Principal Amount (000's omitted)	Value
Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30(1)	$750	$ 733,798
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	159	157,845
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,035	1,006,557
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,870	1,631,078
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	556,448
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	970	820,121
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	356	285,050
Series 2020-A, Class C, 6.657%, 3/15/45(1)	173	114,238
Total Asset-Backed Securities (identified cost $75,173,293)		$70,367,182

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2017-1, Class B1, 6.374%, (1 mo. USD LIBOR + 4.75%), 10/25/27(1)(4)	$155	$ 155,774
Series 2021-1A, Class M1A, 2.676%, (30-day average SOFR + 1.75%), 3/25/31(1)(4)	249	249,215
Series 2021-1A, Class M1B, 3.126%, (30-day average SOFR + 2.20%), 3/25/31(1)(4)	248	239,400
Series 2021-1A, Class M1C, 3.876%, (30-day average SOFR + 2.95%), 3/25/31(1)(4)	150	147,437
Series 2021-2A, Class M1A, 2.126%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	1,508	1,485,521
Series 2021-3A, Class A2, 1.926%, (30-day average SOFR + 1.00%), 9/25/31(1)(4)	590	582,951
Series 2021-3A, Class M1B, 2.326%, (30-day average SOFR + 1.40%), 9/25/31(1)(4)	415	378,019
CHL GMSR Issuer Trust, Series 2018-GT1, Class A, 4.374%, (1 mo. USD LIBOR + 2.75%), 5/25/23(1)(4)	117	116,008
Eagle Re, Ltd.:
Series 2021-1, Class M1A, 2.626%, (30-day average SOFR + 1.70%), 10/25/33(1)(4)	272	273,007
Series 2021-2, Class M1C, 4.376%, (30-day average SOFR + 3.45%), 4/25/34(1)(4)	415	407,120
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.874%, (1 mo. USD LIBOR + 3.25%), 5/25/25(4)	182	183,405
Series 2018-DNA1, Class M2AT, 2.674%, (1 mo. USD LIBOR + 1.05%), 7/25/30(4)	197	197,017
Series 2019-DNA3, Class B2, 9.774%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(4)	240	241,410
Series 2019-DNA3, Class M2, 3.674%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(4)	959	954,452

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-DNA4, Class M2, 3.574%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(4)	$93	$ 92,584
Series 2019-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(4)	165	162,743
Series 2019-HQA4, Class B1, 4.574%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	57	54,507
Series 2020-DNA6, Class B1, 3.926%, (30-day average SOFR + 3.00%), 12/25/50(1)(4)	50	43,004
Series 2020-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	108	100,805
Series 2021-DNA3, Class M1, 1.676%, (30-day average SOFR + 0.75%), 10/25/33(1)(4)	399	393,599
Series 2022-DNA2, Class M1A, 2.226%, (30-day average SOFR + 1.30%), 2/25/42(1)(4)	995	974,745
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.874%, (1 mo. USD LIBOR + 5.25%), 10/25/23(4)	236	243,915
Series 2014-C02, Class 2M2, 4.224%, (1 mo. USD LIBOR + 2.60%), 5/25/24(4)	101	102,335
Series 2014-C03, Class 2M2, 4.524%, (1 mo. USD LIBOR + 2.90%), 7/25/24(4)	138	139,071
Series 2014-C04, Class 1M2, 6.524%, (1 mo. USD LIBOR + 4.90%), 11/25/24(4)	429	444,203
Series 2018-R07, Class 1M2, 4.024%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(4)	91	90,882
Series 2019-R01, Class 2B1, 5.974%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	150	150,057
Series 2019-R02, Class 1B1, 5.774%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	150	148,742
Series 2019-R02, Class 1M2, 3.924%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	8	8,162
Series 2019-R03, Class 1B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	150	148,449
Series 2019-R05, Class 1B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(4)	233	228,064
Series 2019-R06, Class 2B1, 5.374%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	911	864,122
Series 2019-R07, Class 1B1, 5.024%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	268	249,715
Series 2020-R02, Class 2B1, 4.624%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	1,120	1,004,614
Series 2021-R01, Class 1B2, 6.926%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	395	331,669
Series 2021-R02, Class 2B1, 4.226%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	35	29,901
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	547	532,515
Home Re, Ltd.:
Series 2018-1, Class M2, 4.624%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(4)	811	794,508
Series 2021-1, Class M1B, 3.174%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(4)	690	682,254
Security	Principal Amount (000's omitted)	Value
Home Re, Ltd.: (continued)
Series 2021-1, Class M2, 4.474%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(4)	$215	$ 196,398
Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 5.224%, (1 mo. USD LIBOR + 3.60%), 10/25/30(1)(4)	191	190,604
Total Collateralized Mortgage Obligations (identified cost $14,515,055)		$ 14,012,903

Commercial Mortgage-Backed Securities — 4.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$1,605	$ 1,361,858
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	680	570,359
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,215	1,003,574
BBCMS Mortgage Trust:
Series 2017-DELC, Class E, 3.824%, (1 mo. USD LIBOR + 2.50%), 8/15/36(1)(4)	212	200,906
Series 2017-DELC, Class F, 4.824%, (1 mo. USD LIBOR + 3.50%), 8/15/36(1)(4)	285	267,584
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.244%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(4)	1,209	1,188,508
Series 2019-XL, Class B, 2.404%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(4)	638	622,208
Series 2021-VOLT, Class B, 2.274%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(4)	1,809	1,703,358
Series 2021-VOLT, Class C, 2.424%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	549	512,153
Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	1,739	1,631,435
Credit Suisse Mortgage Trust, Series 2022-CNTR, Class A, 5.223%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	247	228,381
Extended Stay America Trust:
Series 2021-ESH, Class A, 2.405%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(4)	636	621,115
Series 2021-ESH, Class C, 3.025%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	1,380	1,337,567
Series 2021-ESH, Class D, 3.575%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(4)	451	436,584
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	3,061,355
Series KG03, Class A2, 1.297%, 6/25/30(2)	770	648,247
Series KSG1, Class A2, 1.503%, 9/25/30	704	600,805
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,135	1,153,057
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	412	408,039
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.024%, 9/25/27(2)	1,173	1,156,201

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2018-M4, Class A2, 3.158%, 3/25/28(2)	$2,103	$ 2,062,850
Series 2018-M13, Class A2, 3.87%, 9/25/30(2)	3,189	3,233,938
Series 2019-M1, Class A2, 3.671%, 9/25/28(2)	988	990,559
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,374	3,164,555
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,172,802
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,313,243
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 3.324%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(4)	93	91,114
Series 2019-01, Class M10, 4.874%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(4)	621	578,882
Series 2020-01, Class M10, 5.374%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	1,369	1,235,285
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 2.474%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(4)	2,738	2,667,141
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	155,925
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	225	40,163
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(4)(5)	1,909	1,891,100
Series 2017-CLS, Class E, 3.274%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(4)(5)	225	219,215
Series 2017-CLS, Class F, 3.924%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(4)(5)	629	610,782
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(4)(5)	1,153	1,113,754
Series 2019-BPR, Class B, 3.674%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(4)(5)	386	369,350
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(4)(5)	205	193,276
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	1,674	1,424,508
VMC Finance, LLC:
Series 2021-HT1, Class A, 3.262%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(4)	1,398	1,343,836
Series 2021-HT1, Class B, 6.112%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	2,057	1,926,647
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	850	731,319
Total Commercial Mortgage-Backed Securities (identified cost $49,872,031)		$46,243,538

Common Stocks — 56.7%

Security	Shares	Value
Auto Components — 0.3%
Aptiv PLC(6)	38,600	$ 3,438,102
		$ 3,438,102
Banks — 1.9%
PNC Financial Services Group, Inc. (The)	60,800	$ 9,592,416
Wells Fargo & Co.	275,600	10,795,252
		$ 20,387,668
Beverages — 2.4%
Coca-Cola Co. (The)	268,300	$ 16,878,753
Coca-Cola Europacific Partners PLC	151,600	7,824,076
		$24,702,829
Biotechnology — 1.6%
AbbVie, Inc.	111,900	$17,138,604
		$17,138,604
Capital Markets — 2.5%
Intercontinental Exchange, Inc.	116,400	$10,946,256
S&P Global, Inc.	24,800	8,359,088
Tradeweb Markets, Inc., Class A	94,366	6,440,480
		$25,745,824
Chemicals — 1.6%
Ecolab, Inc.	51,800	$7,964,768
FMC Corp.	78,300	8,378,883
		$16,343,651
Commercial Services & Supplies — 1.0%
Waste Management, Inc.	66,325	$10,146,399
		$10,146,399
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	248,200	$12,596,150
		$12,596,150
Electric Utilities — 1.3%
NextEra Energy, Inc.	180,300	$13,966,038
		$13,966,038
Electrical Equipment — 0.7%
AMETEK, Inc.	67,500	$7,417,575
		$7,417,575

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity, Ltd.	69,600	$ 7,875,240
		$ 7,875,240
Energy Equipment & Services — 1.6%
Baker Hughes Co.	595,900	$ 17,203,633
		$ 17,203,633
Entertainment — 0.5%
Electronic Arts, Inc.	46,100	$ 5,608,065
		$ 5,608,065
Equity Real Estate Investment Trusts (REITs) — 2.2%
EastGroup Properties, Inc.	76,100	$11,744,513
Lamar Advertising Co., Class A	131,100	11,532,867
		$23,277,380
Food & Staples Retailing — 2.3%
Sysco Corp.	154,100	$13,053,811
Walmart, Inc.	89,500	10,881,410
		$23,935,221
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.(6)	232,400	$8,661,548
Teleflex, Inc.	11,700	2,876,445
		$11,537,993
Health Care Providers & Services — 1.3%
Elevance Health, Inc.	29,300	$14,139,594
		$14,139,594
Hotels, Restaurants & Leisure — 0.5%
Marriott International, Inc., Class A	41,700	$5,671,617
		$5,671,617
Insurance — 1.8%
Allstate Corp. (The)	101,900	$12,913,787
W.R. Berkley Corp.	90,200	6,157,052
		$19,070,839
Interactive Media & Services — 3.2%
Alphabet, Inc., Class C(6)	15,512	$33,931,724
		$33,931,724
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.(6)	220,320	$23,400,187
		$23,400,187
Security	Shares	Value
IT Services — 2.3%
Automatic Data Processing, Inc.	51,700	$ 10,859,068
Visa, Inc., Class A	70,100	13,801,989
		$ 24,661,057
Life Sciences Tools & Services — 2.3%
Danaher Corp.	49,100	$ 12,447,832
Thermo Fisher Scientific, Inc.	22,497	12,222,170
		$ 24,670,002
Machinery — 1.0%
Westinghouse Air Brake Technologies Corp.	128,900	$10,580,112
		$10,580,112
Multi-Utilities — 1.3%
Sempra Energy	88,500	$13,298,895
		$13,298,895
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	170,800	$13,151,600
Eli Lilly & Co.	29,500	9,564,785
Pfizer, Inc.	93,300	4,891,719
		$27,608,104
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp.	101,800	$9,198,648
		$9,198,648
Road & Rail — 0.8%
Union Pacific Corp.	41,300	$8,808,464
		$8,808,464
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	72,000	$10,518,480
Lam Research Corp.	16,400	6,988,860
Texas Instruments, Inc.	57,596	8,849,625
		$26,356,965
Software — 6.0%
Black Knight, Inc.(6)	94,500	$6,179,355
Fair Isaac Corp.(6)	15,600	6,254,040
Intuit, Inc.	13,767	5,306,353
Microsoft Corp.	153,251	39,359,454
VMware, Inc., Class A	49,300	5,619,214
		$62,718,416

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 0.7%
TJX Cos., Inc. (The)	123,000	$ 6,869,550
		$ 6,869,550
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	264,408	$ 36,149,862
		$ 36,149,862
Venture Capital — 0.2%
CFBanc Corp.(6)(7)(8)	27,000	$ 389,977
Consensus Orthopedics, Inc.(6)(7)(8)	180,877	0
Learn Capital Venture Partners III, L.P.(6)(7)(8)	1,072,962	1,689,124
Neighborhood Bancorp, Class A(6)(7)(8)	10,000	12,500
		$2,091,601
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(6)	57,145	$7,688,288
		$7,688,288
Total Common Stocks (identified cost $462,572,163)		$598,234,297

Convertible Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
1Life Healthcare, Inc., 3.00%, 6/15/25	$172	$ 141,986
ams-OSRAM AG, 0.875%, 9/28/22(9)	600	587,037
Total Convertible Bonds (identified cost $747,669)		$ 729,023

Corporate Bonds — 16.0%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.1%
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$861	$ 805,302
		$ 805,302
Communications — 1.0%
AT&T, Inc.:
3.50%, 9/15/53	$92	$ 69,891
3.55%, 9/15/55	900	675,814
3.65%, 6/1/51	1,190	932,539
3.65%, 9/15/59	111	83,380
Security	Principal Amount (000's omitted)	Value
Communications (continued)
AT&T, Inc.: (continued)
3.80%, 12/1/57	$1,097	$ 849,768
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	304	281,551
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,015	2,395,009
Comcast Corp.:
2.887%, 11/1/51	1,125	805,147
2.937%, 11/1/56	1,283	894,163
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	80	62,000
Nokia Oyj:
4.375%, 6/12/27	947	895,921
6.625%, 5/15/39	990	980,763
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	463	395,531
SES S.A., 5.30%, 4/4/43(1)	274	233,862
T-Mobile USA, Inc.:
2.25%, 2/15/26	48	43,284
2.25%, 11/15/31(10)	161	130,824
2.55%, 2/15/31	371	312,567
2.625%, 4/15/26	808	734,771
		$10,776,785
Consumer, Cyclical — 1.3%
Air Canada, 3.875%, 8/15/26(1)	$1,510	$1,280,397
American Airlines Pass-Through Trust, 4.40%, 9/22/23	209	199,393
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,115	1,950,664
5.75%, 4/20/29(1)	44	37,715
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32(10)	410	348,804
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	649	562,255
6.875%, 11/1/35	107	87,255
7.60%, 7/15/37	459	372,110
Brunswick Corp., 5.10%, 4/1/52	185	138,382
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	265	261,999
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	825	802,404
4.75%, 10/20/28(1)	1,271	1,201,594
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,607	1,736,687
Ford Motor Co., 4.75%, 1/15/43	127	90,874
Ford Motor Credit Co., LLC, 3.375%, 11/13/25	206	186,146
General Motors Financial Co., Inc., 4.30%, 4/6/29	1,234	1,133,643
Hyatt Hotels Corp.:
1.30%, 10/1/23	409	396,256
1.80%, 10/1/24	168	158,932

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(10)	$1,143	$ 973,339
4.375%, 1/15/31(1)(10)	186	158,881
Macy's Retail Holdings, LLC, 4.30%, 2/15/43	75	47,390
Magallanes, Inc.:
5.05%, 3/15/42(1)	916	780,737
5.141%, 3/15/52(1)	704	591,824
MDC Holdings, Inc., 2.50%, 1/15/31	128	94,605
Powdr Corp., 6.00%, 8/1/25(1)	225	224,454
		$13,816,740
Consumer, Non-cyclical — 1.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$180,710
4.25%, 11/1/29(1)	987	869,280
Avantor Funding, Inc., 4.625%, 7/15/28(1)	901	828,316
Avon Products, Inc., 8.45%, 3/15/43	80	77,521
Block Financial, LLC, 3.875%, 8/15/30	1,631	1,468,467
Centene Corp.:
2.50%, 3/1/31	1,210	964,225
3.375%, 2/15/30	472	401,632
4.25%, 12/15/27	575	538,528
4.625%, 12/15/29	74	69,222
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	645	501,881
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	655	605,344
CVS Pass-Through Trust, 6.036%, 12/10/28	566	581,546
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	1,705	1,155,559
Ford Foundation (The), 2.415%, 6/1/50	1,095	783,219
Hikma Finance USA, LLC, 3.25%, 7/9/25(9)	200	190,104
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(10)	1,005	886,701
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	787	649,118
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	1,058	945,620
Royalty Pharma PLC, 3.55%, 9/2/50	1,154	808,069
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	687,961
3.00%, 10/15/30(1)	192	159,393
5.20%, 4/1/29(1)	138	135,717
		$13,488,133
Energy — 0.4%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$1,189	$1,113,819
6.375%, 10/1/30	334	290,726
Security	Principal Amount (000's omitted)	Value
Energy (continued)
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	$1,293	$ 1,109,711
5.00%, 1/31/28(1)	1,746	1,584,704
		$ 4,098,960
Financial — 8.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$443	$ 409,523
1.75%, 10/29/24	150	138,527
2.875%, 8/14/24	269	256,472
3.50%, 1/15/25	635	607,063
4.50%, 9/15/23	716	713,027
6.50%, 7/15/25	413	423,174
Affiliated Managers Group, Inc., 3.30%, 6/15/30	499	451,420
Agree, L.P., 2.00%, 6/15/28	329	281,343
Air Lease Corp.:
2.875%, 1/15/26	816	750,344
2.875%, 1/15/32	330	257,915
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	972	892,767
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	165	146,853
American Assets Trust, L.P., 3.375%, 2/1/31	176	150,792
American National Group, Inc., 6.144%, 6/13/32(1)	200	198,360
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	845	742,182
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(11)	1,352	1,276,153
Banco de Chile, 2.99%, 12/9/31(1)	827	692,083
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(11)	800	694,947
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(11)	2,414	2,149,944
1.898% to 7/23/30, 7/23/31(11)	680	544,076
1.922% to 10/24/30, 10/24/31(11)	753	602,173
2.087% to 6/14/28, 6/14/29(11)	1,034	886,441
2.299% to 7/21/31, 7/21/32(11)	960	776,736
2.456% to 10/22/24, 10/22/25(11)	2,613	2,491,627
2.551% to 2/4/27, 2/4/28(11)	1,471	1,338,949
2.60%, (SOFR + 1.10%), 4/25/25(4)	275	273,496
2.83%, (SOFR + 1.33%), 4/2/26(4)	1,733	1,711,070
3.846% to 3/8/32, 3/8/37(11)	4,100	3,548,457
BankUnited, Inc., 5.125%, 6/11/30	351	340,326
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	859	780,032
5.125% to 1/18/28, 1/18/33(1)(11)	1,189	1,008,831
Boston Properties, L.P., 2.45%, 10/1/33	2,042	1,571,044
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(11)	432	362,625
Broadstone Net Lease, LLC, 2.60%, 9/15/31	58	47,365

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Brown & Brown, Inc.:
2.375%, 3/15/31	$113	$ 89,566
4.20%, 3/17/32	142	129,427
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(11)	721	638,695
3.30%, 10/30/24	419	409,258
3.75%, 7/28/26	658	630,003
4.20%, 10/29/25	575	568,260
4.927% to 5/10/27, 5/10/28(11)	1,006	997,144
CI Financial Corp.:
3.20%, 12/17/30	1,239	970,058
4.10%, 6/15/51	711	461,789
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(11)	622	578,010
2.17%, (SOFR + 0.67%), 5/1/25(4)	287	281,596
2.78%, (SOFR + 1.28%), 2/24/28(4)	1,505	1,444,774
3.106% to 4/8/25, 4/8/26(11)	784	753,582
3.785% to 3/17/32, 3/17/33(11)	1,440	1,298,699
3.887% to 1/10/27, 1/10/28(11)	610	586,962
4.00% to 12/10/25(11)(12)	770	667,975
Corporate Office Properties, L.P., 2.90%, 12/1/33	626	485,868
Discover Bank, 4.682% to 8/9/23, 8/9/28(11)	1,046	1,017,302
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,202	1,135,878
EPR Properties:
3.75%, 8/15/29	1,411	1,175,661
4.50%, 6/1/27	1,059	959,481
Extra Space Storage, L.P., 2.55%, 6/1/31	803	661,519
GA Global Funding Trust:
2.25%, 1/6/27(1)	1,872	1,676,001
2.90%, 1/6/32(1)	1,483	1,233,944
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(11)	1,448	1,282,494
2.08%, (SOFR + 0.58%), 3/8/24(4)	430	423,092
2.64% to 2/24/27, 2/24/28(11)	550	499,571
2.65% to 10/21/31, 10/21/32(11)	766	632,056
3.102% to 2/24/32, 2/24/33(11)	250	213,762
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,449	2,112,495
3.75%, 9/15/30(1)	441	352,542
6.00%, 4/15/25(1)(10)	695	666,731
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(11)	1,402	1,250,206
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	1,185	971,700
5.00%, 7/15/28(1)	374	331,942
Security	Principal Amount (000's omitted)	Value
Financial (continued)
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(11)	$1,684	$ 1,478,156
2.08%, (SOFR + 0.58%), 3/16/24(4)	167	165,048
2.10%, (SOFR + 0.60%), 12/10/25(4)	286	276,718
2.68%, (SOFR + 1.18%), 2/24/28(4)	1,068	1,027,432
2.739% to 10/15/29, 10/15/30(11)	485	423,577
2.82%, (SOFR + 1.32%), 4/26/26(4)	891	877,366
4.586% to 4/26/32, 4/26/33(11)	372	365,780
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	758	584,455
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	304	215,797
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(11)	793	633,794
Life Storage, L.P., 2.40%, 10/15/31	1,045	832,820
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(11)	1,525	1,210,870
3.624%, 6/3/30(1)	744	649,591
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(11)	759	723,991
Newmark Group, Inc., 6.125%, 11/15/23	388	387,221
OneMain Finance Corp.:
3.50%, 1/15/27	1,637	1,311,916
7.125%, 3/15/26	188	174,195
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	146	107,579
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	2,409	2,335,189
Radian Group, Inc.:
4.875%, 3/15/27	1,328	1,192,180
6.625%, 3/15/25	77	75,313
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	446	369,837
3.875%, 3/1/31(1)	1,352	1,016,900
Sabra Health Care, L.P., 3.20%, 12/1/31	1,255	997,378
SITE Centers Corp., 3.625%, 2/1/25	517	502,996
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(11)	910	869,549
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(11)	326	307,577
1.456% to 1/14/26, 1/14/27(1)(11)	1,028	907,788
1.822% to 11/23/24, 11/23/25(1)(11)	661	612,643
Stifel Financial Corp., 4.00%, 5/15/30	902	838,974
Sun Communities Operating, L.P.:
2.30%, 11/1/28	385	329,674
2.70%, 7/15/31	299	241,292
4.20%, 4/15/32	926	843,076
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(11)	782	758,872
Synovus Financial Corp.:
3.125%, 11/1/22	311	310,607

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Synovus Financial Corp.: (continued)
5.90% to 2/7/24, 2/7/29(11)	$71	$ 68,647
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(11)	596	549,298
Toronto-Dominion Bank (The), 2.09%, (SOFR + 0.59%), 9/10/26(4)	1,315	1,279,206
Truist Financial Corp., 5.10% to 3/1/30(10)(11)(12)	1,053	958,230
UBS AG, 1.25%, 6/1/26(1)	928	825,622
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(11)	1,244	988,974
4.375% to 2/10/31(1)(10)(11)(12)	649	476,431
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(11)	795	643,156
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(11)	943	902,959
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(11)	618	498,334
		$86,251,188
Government - Multinational — 1.7%
Asian Development Bank, 3.125%, 9/26/28(10)	$1,160	$1,153,116
European Bank for Reconstruction & Development, 1.50%, 2/13/25	1,295	1,243,697
European Investment Bank:
1.625%, 5/13/31(10)	2,540	2,253,417
2.375%, 5/24/27(10)	2,741	2,648,794
2.875%, 6/13/25(1)	5,102	5,073,768
Inter-American Development Bank, 0.875%, 4/3/25	1,030	968,767
International Bank for Reconstruction & Development:
1.63%, (SOFR + 0.13%), 1/13/23(4)	1,637	1,637,187
3.125%, 11/20/25	2,600	2,601,100
International Finance Corp., 1.59%, (SOFR + 0.09%), 4/3/24(4)	679	679,058
		$18,258,904
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$1,940	$1,838,671
		$1,838,671
Industrial — 0.5%
Imola Merger Corp., 4.75%, 5/15/29(1)	$727	$610,673
Jabil, Inc.:
3.00%, 1/15/31	1,701	1,430,288
3.60%, 1/15/30	1,434	1,278,516
Owens Corning, 3.95%, 8/15/29	1,598	1,483,857
Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Valmont Industries, Inc.:
5.00%, 10/1/44	$110	$ 100,668
5.25%, 10/1/54	800	764,874
		$ 5,668,876
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$1,625	$ 1,477,514
		$ 1,477,514
Technology — 0.4%
DXC Technology Co., 2.375%, 9/15/28	$618	$532,399
HP, Inc., 4.00%, 4/15/29	739	693,019
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	1,045	880,436
2.70%, 10/15/28(1)(10)	382	304,606
Seagate HDD Cayman:
3.375%, 7/15/31	990	771,284
4.091%, 6/1/29	758	653,305
5.75%, 12/1/34(10)	439	387,111
		$4,222,160
Utilities — 0.8%
AES Corp. (The), 2.45%, 1/15/31	$1,826	$1,470,429
American Water Capital Corp.:
2.30%, 6/1/31	110	93,287
2.95%, 9/1/27	392	368,170
Avangrid, Inc., 3.15%, 12/1/24	388	379,286
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	472	374,803
Enel Finance International N.V., 1.375%, 7/12/26(1)	1,861	1,635,264
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	200	170,232
MidAmerican Energy Co.:
3.15%, 4/15/50	500	393,015
4.25%, 7/15/49	835	776,642
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	671	584,105
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	73	69,981
4.50%, 9/15/27(1)	140	129,910
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	485,410
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,745	1,521,404
		$8,451,938
Total Corporate Bonds (identified cost $192,244,159)		$169,155,171

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(13)	$2,500	$ 2,319,100
Total High Social Impact Investments (identified cost $2,500,000)		$ 2,319,100

Preferred Stocks — 0.3%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(4)(10)	24,733	$ 509,252
		$ 509,252
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	33,000	$ 563,640
Series A2, 6.375%	28,000	551,880
		$ 1,115,520
Venture Capital — 0.0%(14)
Consensus Orthopedics, Inc.:
Series A-1(6)(7)(8)	420,683	$0
Series B(6)(7)(8)	348,940	0
Series C(6)(7)(8)	601,710	0
Lumni, Inc., Series B(6)(7)(8)	17,265	33,192
Wind Harvest Co., Inc.(6)(7)(8)	8,696	0
		$33,192
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%(10)	54,000	$1,002,780
6.25%	4,575	93,788
		$1,096,568
Total Preferred Stocks (identified cost $4,042,325)		$2,754,532

Senior Floating-Rate Loans — 0.6%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 0.0%(14)
Bombardier Recreational Products, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$164	$ 151,854
		$ 151,854
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$829	$ 763,771
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	175	162,986
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28	845	789,547
		$ 1,716,304
Health Care Technology — 0.0%(14)
Change Healthcare Holdings, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$428	$417,064
		$417,064
IT Services — 0.1%
Asurion, LLC:
Term Loan, 4.791%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$254	$244,096
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26	148	134,360
Informatica, LLC, Term Loan, 4.438%, (1 mo. USD LIBOR + 2.75%), 10/27/28	798	759,597
		$1,138,053
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$579	$546,047
		$546,047
Software — 0.1%
Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$583	$565,104
Seattle Spinco, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/21/24	139	132,344
Ultimate Software Group, Inc. (The), Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/4/26	764	722,487
VS Buyer, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 2/28/27	99	93,873
		$1,513,808

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.1%
Petsmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$998	$ 940,443
		$ 940,443
Total Senior Floating-Rate Loans (identified cost $6,794,121)		$ 6,423,573

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$591	$ 489,326
1.00%, 10/1/26	4,213	3,861,567
2.00%, 9/29/22	2,782	2,781,489
Total Sovereign Government Bonds (identified cost $7,543,190)		$ 7,132,382

Taxable Municipal Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(16)	$800	$ 890,160
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	739,376
New York City, NY, 5.206%, 10/1/31(16)	1,275	1,363,396
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	592,603
		$ 3,585,535
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$935	$ 890,064
2.484%, 6/1/27	665	626,337
2.534%, 6/1/28	830	767,949
2.584%, 6/1/29	455	414,951
2.984%, 6/1/33	520	457,694
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(16)	400	426,724
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(16)	1,000	1,094,660
		$4,678,379
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$ 272,068
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	373,077
Green Bonds, 2.184%, 9/1/31	345	295,737
Green Bonds, 2.264%, 9/1/32	305	258,317
Green Bonds, 2.344%, 9/1/33	335	279,239
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	301,410
Green Bonds, 1.701%, 5/1/31	320	263,526
Green Bonds, 1.951%, 5/1/34	190	148,878
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	3,420	3,028,342
		$5,220,594
Total Taxable Municipal Obligations (identified cost $14,842,401)		$13,484,508

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$305	$ 305,312
2.618%, 8/1/23	153	152,254
2.668%, 8/1/24	534	527,320
2.738%, 8/1/25	534	526,471
3.435%, 8/1/34	530	533,991
3.485%, 8/1/35	295	301,560
3.585%, 8/1/37	547	578,453
U.S. International Development Finance Corp.:
3.22%, 9/15/29	674	670,574
3.52%, 9/20/32	694	695,917
Total U.S. Government Agencies and Instrumentalities (identified cost $4,388,407)		$4,291,852

U.S. Government Agency Mortgage-Backed Securities — 3.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$251	$ 245,377
Federal National Mortgage Association:
3.50%, 30-Year, TBA(17)	8,444	8,119,101

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.00%, 30-Year, TBA(17)	$15,609	$ 15,389,491
4.50%, 30-Year, TBA(17)	4,100	4,115,696
Pool #AN1909, 2.68%, 7/1/26	639	621,552
Pool #BM3990, 4.00%, 3/1/48	617	617,597
Pool #FM1867, 3.00%, 11/1/49	743	699,098
Pool #FM6803, 2.00%, 4/1/51	636	555,751
Pool #FM7023, 3.00%, 7/1/49	981	923,535
Pool #MA3149, 4.00%, 10/1/47	770	770,424
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	857	780,979
Pool #CB8629, 2.50%, 4/20/51	1,274	1,160,094
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $34,881,163)		$33,998,695

U.S. Treasury Obligations — 8.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 692,195
1.375%, 8/15/50	1,708	1,125,045
1.875%, 2/15/41	2,040	1,600,802
1.875%, 2/15/51	4,340	3,257,543
1.875%, 11/15/51	996	747,623
2.00%, 2/15/50	1,316	1,020,414
2.00%, 8/15/51	7,338	5,674,624
2.25%, 5/15/41	7,836	6,542,253
2.25%, 2/15/52	1,804	1,485,199
2.375%, 5/15/51	4,500	3,800,566
2.875%, 5/15/49	815	760,274
3.125%, 5/15/48	371	359,218
U.S. Treasury Notes:
0.125%, 12/31/22	3,068	3,031,402
0.125%, 12/15/23	275	263,925
0.125%, 1/15/24	324	310,205
0.125%, 2/15/24	324	309,591
0.25%, 3/15/24	1,556	1,485,919
0.25%, 6/30/25	185	170,355
0.375%, 10/31/23	545	526,734
0.375%, 4/15/24	323	308,389
0.375%, 9/30/27	371	322,763
0.625%, 7/31/26	1,756	1,592,644
0.75%, 11/15/24	285	270,282
1.00%, 7/31/28	1,203	1,064,138
1.125%, 1/15/25	839	800,262
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.125%, 2/29/28	$3,655	$ 3,287,216
1.125%, 8/31/28	448	398,773
1.25%, 12/31/26	1,012	935,487
1.25%, 3/31/28	1,609	1,453,882
1.25%, 4/30/28	2,906	2,621,757
1.25%, 6/30/28	344	309,506
1.25%, 8/15/31	36	30,999
1.375%, 11/15/31	226	196,055
1.50%, 1/31/27	342	319,363
1.743%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24(4)	2,668	2,671,110
1.875%, 2/28/27	15,885	15,080,176
1.875%, 2/15/32	1,351	1,224,133
2.125%, 3/31/24	6,480	6,386,091
2.625%, 4/15/25	738	730,072
2.75%, 4/30/27	12,701	12,530,826
2.875%, 4/30/29	3,300	3,261,844
Total U.S. Treasury Obligations (identified cost $98,018,748)		$88,959,655

Venture Capital Limited Partnership Interests — 0.0%(14)

Security	Value
First Analysis Private Equity Fund IV, L.P.(6)(7)(8)	$ 369,495
GEEMF Partners, L.P.(6)(7)(8)(13)	8,583
Global Environment Emerging Markets Fund, L.P.(6)(7)(8)	35,973
Solstice Capital, L.P.(6)(7)(8)	24,263
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 438,314

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.7%
Affiliated Fund — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(18)	15,762,679	$ 15,762,679
Total Affiliated Fund (identified cost $15,762,679)		$ 15,762,679
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(19)	1,751,894	$ 1,751,894
Total Securities Lending Collateral (identified cost $1,751,894)		$ 1,751,894
Total Short-Term Investments (identified cost $17,514,573)		$ 17,514,573
Total Investments — 102.0% (identified cost $985,649,298)		$1,076,059,298
Other Assets, Less Liabilities — (2.0)%		$ (21,226,117)
Net Assets — 100.0%		$1,054,833,181

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $163,868,070 or 15.5% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2022.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Non-income producing security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Restricted security. Total market value of restricted securities amounts to $4,882,207, which represents 0.4% of the net assets of the Fund as of June 30, 2022.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of these securities is $777,141 or 0.1% of the Fund's net assets.
(10)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $7,011,109 and the total market value of the collateral received by the Fund was $7,200,721, comprised of cash of $1,751,894 and U.S. government and/or agencies securities of $5,448,827.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	May be deemed to be an affiliated company.
(14)	Amount is less than 0.05%.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(17)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(19)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	124	Long	9/30/22	$26,041,938	$(143,234)
U.S. 5-Year Treasury Note	46	Long	9/30/22	5,163,500	(42,485)
U.S. Long Treasury Bond	70	Long	9/21/22	9,703,750	10,301
U.S. Ultra-Long Treasury Bond	14	Long	9/21/22	2,160,812	885
U.S. Long Treasury Bond	(1)	Short	9/21/22	(138,625)	2,779
U.S. Ultra 10-Year Treasury Note	(178)	Short	9/21/22	(22,672,750)	336,697
U.S. Ultra-Long Treasury Bond	(15)	Short	9/21/22	(2,315,156)	51,274
					$216,217
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,500,000
CFBanc Corp., Common Stock	3/14/03	270,000
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-5/17/22	1,072,962
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. During the fiscal year to date ended June 30, 2022, the Fund entered into futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) and other affiliated companies/issuers and funds was $22,487,839, which represents 2.1% of the Fund's net assets. Transactions in the Notes and other affiliated companies/issuers and funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 1,909,605	$ —	$ —	$ —	$ (18,183)	$ 1,891,100	$ 14,899	$ 1,909,000
Series 2017-CLS, Class E, 3.274%, (1 mo. USD LIBOR + 1.95%), 11/15/34	—	224,824	—	—	(5,611)	219,215	3,088	225,000
Series 2017-CLS, Class F, 3.924%, (1 mo. USD LIBOR + 2.60%), 11/15/34	412,531	214,902	—	—	(16,266)	610,782	10,924	629,000
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36	1,304,268	—	(162,026)	—	(28,078)	1,113,754	16,778	1,152,974
Series 2019-BPR, Class B, 3.674%, (1 mo. USD LIBOR + 2.35%), 5/15/36	366,588	—	—	—	2,559	369,350	7,362	386,000
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.30%), 5/15/36	184,857	—	—	—	8,419	193,276	5,278	205,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	2,457,075	—	—	—	(137,975)	2,319,100	28,125	2,500,000
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(1)(2)(3)	10,721	—	—	—	(2,138)	8,583	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	17,702,327	217,089,693	(234,791,342)	1,020	(1,698)	—	7,883	—
Liquidity Fund, Institutional Class(4)	—	87,673,989	(71,911,310)	—	—	15,762,679	24,484	15,762,679
Total				$1,020	$(198,971)	$22,487,839	$118,821

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	Restricted security.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Calvert
Balanced Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$70,367,182	$ —	$70,367,182
Collateralized Mortgage Obligations	—	14,012,903	—	14,012,903
Commercial Mortgage-Backed Securities	—	46,243,538	—	46,243,538
Common Stocks	596,142,696(2)	—	—	596,142,696
Common Stocks - Venture Capital	—	—	2,091,601	2,091,601
Convertible Bonds	—	729,023	—	729,023
Corporate Bonds	—	169,155,171	—	169,155,171
High Social Impact Investments	—	2,319,100	—	2,319,100
Preferred Stocks	2,721,340	—	—	2,721,340
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	6,423,573	—	6,423,573
Sovereign Government Bonds	—	7,132,382	—	7,132,382
Taxable Municipal Obligations	—	13,484,508	—	13,484,508
U.S. Government Agencies and Instrumentalities	—	4,291,852	—	4,291,852
U.S. Government Agency Mortgage-Backed Securities	—	33,998,695	—	33,998,695
U.S. Treasury Obligations	—	88,959,655	—	88,959,655
Venture Capital Limited Partnership Interests	—	—	438,314	438,314
Short-Term Investments:
Affiliated Fund	15,762,679	—	—	15,762,679
Securities Lending Collateral	1,751,894	—	—	1,751,894
Total Investments	$616,378,609	$457,117,582	$2,563,107	$1,076,059,298
Futures Contracts	$401,936	$ —	$ —	$401,936
Total	$616,780,545	$457,117,582	$2,563,107	$1,076,461,234
Liability Description
Futures Contracts	$(185,719)	$ —	$ —	$(185,719)
Total	$(185,719)	$ —	$ —	$(185,719)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.